Debt - Pledges - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified					4 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Nov. 30, 2013 Korshunov Mining Plant (KMP) [Member]	Dec. 31, 2013 Credit Facility [Member] Yakutugol [Member]	Dec. 31, 2013 Credit Facility [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 Credit Facility [Member] Korshunov Mining Plant (KMP) [Member]	Dec. 31, 2013 Credit Facility [Member] Elgaugol [Member] USD ($)	Dec. 31, 2013 Long-term Credit Facility [Member] USD ($)	Dec. 31, 2013 Long-term Credit Facility [Member] Korshunov Mining Plant (KMP) [Member]	Dec. 31, 2013 Long-term Credit Facility [Member] Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2012 Long-term Credit Facility [Member] Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2013 Long-term Credit Facility [Member] Chelyabinsk Metallurgical Plant (CMP) [Member] USD ($)	Dec. 31, 2012 Long-term Credit Facility [Member] Chelyabinsk Metallurgical Plant (CMP) [Member] USD ($)	Dec. 31, 2013 Long-term Credit Facility [Member] Ural Stampings Plant (USP) [Member]	Dec. 31, 2013 Long-term Credit Facility [Member] Izhstal [Member]	Dec. 31, 2013 Syndicated Loan [Member] Yakutugol [Member]	Dec. 31, 2013 Syndicated Loan [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Long-term Credit Facility [Member] USD ($)	Dec. 31, 2013 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Long-term Credit Facility [Member] Chelyabinsk Metallurgical Plant (CMP) [Member]	Dec. 31, 2013 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Long-term Credit Facility [Member] Ural Stampings Plant (USP) [Member]	Dec. 31, 2013 Alfa-bank [Member] Credit Facility [Member]	Aug. 31, 2013 Alfa-bank [Member] Credit Facility [Member] USD ($)	Dec. 31, 2013 Alfa-bank [Member] Credit Facility [Member] Preferred Shares [Member]	Dec. 31, 2013 Alfa-bank [Member] Credit Facility [Member] Port Posiet [Member]	Dec. 31, 2013 Uralsib Bank [Member] Long-term Credit Facility [Member] USD ($)	Dec. 31, 2013 Loan Agreements [Member] USD ($)	Dec. 31, 2012 Loan Agreements [Member] USD ($)	Dec. 31, 2013 VTB Bank [Member] Credit Facility [Member] Mechel-Mining OAO [Member] USD ($)	Dec. 31, 2013 Sberbank [Member] Long-term Credit Facility [Member] USD ($)	Dec. 31, 2013 Sberbank [Member] Long-term Credit Facility [Member] RUB
Debt Instrument [Line Items]
Common shares pledged					5,726	1,010,498	9,027,306		75,038		62,533	1,866,711		632,393		136,942	266,911	1,010,498	9,027,306		632,393	109,552	5,210,442			3,548,999	27,380			3,644,450,001	3,644,450,001	3,644,450,001
Percentage of common shares plus one share pledged to secured loans						25% plus 1 of total common shares	25% plus 1 of total common shares				25% plus 1 of total common shares	25% plus 1 share of total common shares		20% of total common shares		25% plus 1 of total common shares	25% plus 1 of total common shares	25% plus 1 of total common shares	25% plus 1 of total common shares		20% of total common shares	20% of total common shares								25% plus 1 of total common shares	25% plus 1 share of total common shares	25% plus 1 share of total common shares
Indebtedness									$ 33,348	$ 796,546		$ 458,306	$ 493,865	$ 396,681	$ 282,130					$ 51,429				$ 150,000			$ 70,937			$ 1,230,422	$ 768,431	25,000,000
Preferred shares pledged																							8,504
Percentage of common shares minus one share pledged to secured loans																							25% minus 1 of total shares
Percentage of shares pledged								30% of total common shares	49% of Elgaugol share																65% of total shares		5% plus 1 of total common shares
Property, plant and equipment pledged under the loan agreements	6,836,246	[1]	7,178,366	[1]																								935,251	1,208,167
Inventories pledged under the loan agreements	1,376,995	[2]	1,999,936	[2]																								27,165	111,723
Accounts receivable pledged	590,454		700,525																									11,995	17,359
Cash pledged under the loan agreements																													$ 2,340

[1]	See Note 10
[2]	See Note 6